Investments - Contractual Maturities for Investments (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,471.8, 2023: $3,271.4 (net of allowances for credit losses of $0.3, 2023: $1.3))
Amortized Cost
Due in one year or less	$ 220.5	$ 566.7
Due after one year through five years	2,288.2	2,130.3
Due after five years through ten years	602.2	255.5
Due after ten years	360.9	318.9
Total fixed maturity securities	3,471.8	3,271.4
Fair Value
Due in one year or less	219.9	555.9
Due after one year through five years	2,331.9	2,119.5
Due after five years through ten years	619.4	256.0
Due after ten years	364.1	313.5
Total fixed maturity securities	3,535.3	3,244.9
Short-term investments, available-for-sale, at fair value (amortized cost: $133.1, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Amortized Cost
Total fixed maturity securities	133.1	49.0
Fair Value
Total fixed maturity securities	$ 133.3	$ 49.0